Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Taxes [Abstract]
Schedule of Income Tax Expense (Benefit)

(i) The components of the income tax expense (benefit) are as follows:

	For the Years Ended March 31,
	2025	2024	2023
Current income tax provision	$100,095	$36,392	$160,439
Deferred income tax provision (benefit)	9	94,498	270,090)
Total	$100,104	$130,890	$430,529

Schedule of Deferred Tax Assets and Liabilities

(ii) The following table summarizes deferred tax assets resulting from differences between the financial reporting basis and tax basis of assets and liabilities:

	As of March 31, 2025	As of March 31, 2024
Allowance for doubtful accounts	$76,836	$66,511
Deferred revenue	184,875	196,097
Net operating loss carry-forwards	748	1,177
Total deferred tax asset	262,459	263,785
Valuation allowance	(1,208)	(1,208)
Deferred tax assets, net	$261,251	$262,577

Schedule of statutory effective tax rate

(iii) The following table reconciles the PRC statutory rates to the Company’s effective tax rate for the years ended March 31, 2025, 2024 and 2023:

	For the Years Ended
	March 31, 2025	March 31, 2024	March 31, 2023
Statutory PRC income tax rate	25%	25%	25%
Favorable tax rate impact (a)	(10.3)%	(5.3)%	(7.7)%
Permanent difference	-%	-%	0.3%
Change in valuation allowance	2.5%	2.0%	1.2%
Effective tax rate	17.2%	21.7%	18.8%

(a)	Distance Learning and Huaxia Muke are subject to a favorable tax rate of 15%; Hunan Huafu, Digital Information, Shanghai Xia Shu, Shanghai Xin Fu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Sichuan Huafu ,Guangzhou Huafu Gansu Huafu and Zhihui Xinyu are subject to a favorable tax rate of 5%.

Schedule of Taxes Payable

Taxes payable consisted of the following:

	As of March 31, 2025	As of March 31, 2024
Income tax payable	$992,973	$953,222
Value added tax payable	13,950	10,046
Other taxes payable	6,427	6,327
Total	$1,013,350	$969,595